Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Oct. 31, 2012 Segment	Oct. 31, 2011
Summary of Significant Accounting Policies (Textual)
Research and Development Expense	$ 237,031	$ 630,768
Accounts receivable, net of allowances	$ 44,672	$ 49,716
Percentage of shareholders not participated in exchange of shares with acquier company	14.00%
Number of reportable segment	1